UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24025

COATUE INNOVATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

c/o Coatue Management, L.L.C.

9 West 57th Street

25th Floor

New York, NY 10019

(Address of principal executive offices) (zip code)

Philippe Laffont

c/o Coatue Management, L.L.C.

9 West 57th Street

25th Floor

New York, NY 10019

(Name and address of agent for service)

Copy to:

Nicole M. Runyan, P.C. Kirkland & Ellis LLP 601 Lexington Avenue New York, NY 10022 (212) 446-4800	Jessica L. Patrick, Esq. Jason Monfort, Esq. Kirkland & Ellis LLP 1301 Pennsylvania Avenue N.W. Washington, D.C. 20004 (202) 389-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders.

(a) The Report to Shareholders is attached herewith.

Coatue Innovative Strategies Fund

(fka, Coatue Innovation Fund)

June 30, 2025

Semi-Annual report

For the period from May 1, 2025 (Initial Closing Date)

through June 30, 2025

Coatue Innovative Strategies Fund

Table of Contents

June 30, 2025 (Unaudited)

Coatue Innovative Strategies Fund

Schedule of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Cost	Fair Value	Percentage of Net Assets
Investments in securities, at fair value
Common Stocks
Australia
Information Technology
Atlassian Corporation Plc	23,022	$4,657,330	$4,675,538	0.3%

Cayman Islands
Financials
NU Holdings Ltd.	554,414	7,292,930	7,606,560	0.5%

China
Information Technology
Xiaomi Corporation	8,775,299	58,154,767	67,016,882	4.8%

Ireland
Industrials
Eaton Corporation plc	96,048	33,767,858	34,288,176	2.5%

Japan
Industrials
Hitachi, Ltd.	130,600	3,726,378	3,813,569	0.3%
Mitsubishi Heavy Industries, Ltd.	688,900	17,178,073	17,269,741	1.2%
Total Japan		20,904,451	21,083,310	1.5%

Luxembourg
Communication Services
Spotify Technology S.A.	40,072	25,575,471	30,748,848	2.2%

United States
Communication Services
Meta Platforms, Inc.	66,683	48,455,447	49,218,055	3.5%
Reddit, Inc.	98,248	14,495,509	14,793,201	1.1%
Consumer Discretionary
Amazon.com, Inc.	86,728	18,782,717	19,027,256	1.4%
Carvana Co.	137,860	42,341,798	46,453,306	3.4%
DoorDash, Inc.	252,174	51,536,183	62,163,412	4.5%
Financials
Chime Financial, Inc.	39,950	1,078,650	1,378,675	0.1%
Healthcare
Intuitive Surgical, Inc.	13,354	7,096,913	7,256,697	0.5%
Industrials
GE Vernova Inc.	110,142	51,174,835	58,281,639	4.2%
Information Technology
Broadcom Inc.	89,903	23,310,371	24,781,762	1.8%
Cadence Design Systems, Inc.	16,549	4,963,100	5,099,574	0.4%
Intuit Inc.	26,327	20,051,653	20,735,935	1.5%
Lam Research Corporation	382,131	33,569,085	37,196,632	2.7%
Microsoft Corporation	66,968	33,121,209	33,310,553	2.4%
Nvidia Corporation	91,657	14,206,080	14,480,889	1.0%
Oracle Corporation	188,201	34,979,723	41,146,385	3.0%
Utilities
Constellation Energy Corporation	179,710	54,513,711	58,003,200	4.2%
Total United States		453,676,984	493,327,171	35.7%

Total Common Stocks		604,029,791	658,746,485	47.5%

The accompanying notes are an integral part of the financial statements.

1

Coatue Innovative Strategies Fund

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

	Number of Shares	Cost	Fair Value	Percentage of Net Assets
Investments in securities, at fair value

American Depository Receipts
Taiwan
Information Technology
Taiwan Semiconductor Co., Ltd.	341,755	$66,442,332	$77,404,090	5.6%

United Kingdom
Information Technology
ARM Holdings plc.	209,019	27,010,437	33,806,733	2.4%

Total American Depository Receipts		93,452,769	111,210,823	8.0%

Exchange Traded Fund
United States
Crypto Funds
iShares Bitcoin Trust ETF	56,508	3,458,005	3,458,855	0.2%

Total investments in securities, at fair value		$700,940,565	$773,416,163	55.7%

Short-Term Investments
State Street Institutional U.S. Government Money Market Fund Opportunity Class	665,059,969	$665,059,969	$665,059,969	47.9%

The accompanying notes are an integral part of the financial statements.

2

Coatue Innovative Strategies Fund

Schedule of Foreign Currency Exchange Contracts

June 30, 2025 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	2,029,547,632	USD	14,052,120	State Street Bank and Trust Company	7/2/2025	$41,472	$-
USD	22,483,673	CNH	160,261,460	Goldman Sachs International	9/17/2025	-	(46,099)
USD	35,547,321	CNH	253,300,765	Morgan Stanley Capital Services LLC	9/17/2025	-	(62,042)
USD	54,000,000	HKD	419,839,950	Morgan Stanley Capital Services LLC	9/17/2025	157,582	-
USD	20,783,842	JPY	2,945,579,853	Goldman Sachs International	12/17/2025	-	(58,124)
						$199,054	$(166,265)

The accompanying notes are an integral part of the financial statements.

3

Coatue Innovative Strategies Fund

Schedule of Purchased Options

June 30, 2025 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Purchased Options - 0.0%
Put Options
PUT TSM 70 01/16/2026	9,668	$676,760	70.0	1/16/2026	$213,780
CALL USD PUT TWD 31.5 12/17/2025	27,300,000	$859,950,000	31.5	12/17/2025	$51,979
Total Purchased Options		$860,626,760			$265,759

The accompanying notes are an integral part of the financial statements.

4

Coatue Innovative Strategies Fund

Schedule of Swap Contracts

June 30, 2025 (Unaudited)

Total Return Swaps

									Net Unrealized
	Reference Entity/		Fund	Termination				Upfront Payments/	Appreciation
Counterparty	Obligation	Fund Pays	Receives	Date	Currency	Notional Amount	Value	Receipts	(Depreciation)
Morgan Stanley Capital Services LLC	Schneider Electric	45 bps	Asset Return	June 27, 2030	EUR	7,045,949	$183,151	$-	$183,151
							$183,151	$-	$183,151

The accompanying notes are an integral part of the financial statements.

5

Coatue Innovative Strategies Fund

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets
Investments in securities, at fair value (cost $700,940,565)	$773,416,163
Short-term investments, at fair value (cost $665,059,969)	665,059,969
Derivative contracts, at fair value (cost $680,376)	647,964
Cash collateral pledged (see Note 2)	23,292,231
Dividends receivable	3,268,263
Deferred offering costs (see Note 2)	844,913
Due from Adviser (see Note 4)	249,122
Total Assets	1,466,778,625

Liabilities
Derivative contracts, at fair value (proceeds $0)	166,265
Payable for unsettled securities transactions	65,093,209
Incentive fee payable	9,489,487
Due to Adviser (see Note 4)	1,952,697
Professional fees payable	323,350
Research expense payable	280,087
Accounting and administration fees payable	166,567
Distribution and servicing fees payable	117,901
Other accrued expenses payable	302,353
Total Liabilities	77,891,916

Commitments and Contingencies (see Note 9)

Components of Net Assets:
Paid-in capital	$1,322,578,200
Total distributable earnings	66,308,509
Net Assets	$1,388,886,709

Class I
Net assets	$1,223,655,473
Shares outstanding	116,312,877
Net asset value per share	$10.52
Class S
Net assets	$165,231,236
Shares outstanding	15,818,320
Net asset value per share	$10.45

The accompanying notes are an integral part of the financial statements.

6

Coatue Innovative Strategies Fund

Statement of Operations

Period from May 1, 2025 (Initial Closing Date) through June 30, 2025 (Unaudited)

Investment Income
Dividends income (net of withholding taxes of $53,969)	$5,659,317
Total income	5,659,317

Expenses
Incentive fees (see Note 4)	9,489,487
Advisory fees	2,505,468
Organizational costs (see Note 2)	938,245
Professional fees	323,350
Research expense	280,087
Offering costs expense (see Note 2)	169,539
Accounting and administration fees	166,567
Distribution and servicing fees (see Note 4)
Class S	117,901
Other expenses	248,407
Total expenses	14,239,051
Waivers/Reimbursements
Waiver of advisory fees	(2,505,468)
Reimbursement from Adviser (see Note 4)	(249,122)
Total waivers/reimbursements	(2,754,590)
Total net expenses	11,484,461
Net Investment Income (Loss)	(5,825,144)

Realized and Unrealized Gain (Loss) on Securities, Foreign currency transactions and Derivative contracts:
Net realized gain (loss) on Securities	(146,052)
Net realized gain (loss) on Foreign currency transactions	2,784
Net realized gain (loss)	(143,268)

Net change in unrealized appreciation (depreciation) on Securities	72,475,598
Net change in unrealized appreciation (depreciation) on Derivative contracts	(198,677)
Net change in accumulated unrealized appreciation (depreciation)	72,276,921
Net Realized and Unrealized Gain (Loss)	72,133,653
Net Increase (Decrease) in Net Assets from Operations	$66,308,509

The accompanying notes are an integral part of the financial statements.

7

Coatue Innovative Strategies Fund

Statement of Changes in Net Assets

Period from May 1, 2025 (Initial Closing Date) through June 30, 2025 (Unaudited)

Increase (Decrease) in Net Assets from Operations:
Net investment gain (loss)	$(5,825,144)
Net realized gain (loss)	(143,268)
Net change in accumulated unrealized appreciation (depreciation)	72,276,921
Net increase (decrease) in net assets from operations	66,308,509

Capital Transactions (see Note 5):
Proceeds from shares issued
Class I	1,164,395,000
Class S	158,183,200
Total increase in net assets from capital transactions	1,322,578,200
Total increase in net assets	1,388,886,709
Net assets at beginning of period	-
Net assets end of period	$1,388,886,709

The accompanying notes are an integral part of the financial statements.

8

Coatue Innovative Strategies Fund

Statement of Cash Flows

Period from May 1, 2025 (Initial Closing Date) through June 30, 2025 (Unaudited)

Cash Flows From Operating Activities
Net increase/(decrease) in net assets from operations	$66,308,509
Adjustments to reconcile net increase (decrease) in net assets from operations:
Net realized (gain) loss from securities	146,052
Net change in accumulated unrealized (appreciation) depreciation on securities	(72,475,598)
Net change in accumulated unrealized (appreciation) depreciation on derivative contracts	198,677
Net purchases and sales of investments in securities	(701,086,617)
Net purchases and sales of short-term investments	(665,059,969)
Payments for settlement of derivative contracts	(680,376)
(Increase)/Decrease in Assets:
Increase in dividends receivable	(3,268,263)
Increase in deferred offering costs	(844,913)
Increase in due from Adviser	(249,122)
Increase/(Decrease) in Liabilities:
Increase in payable for unsettled securities transactions	65,093,209
Increase in incentive fee payable	9,489,487
Increase in due to Adviser	1,952,697
Increase in professional fees payable	323,350
Increase in research expense payable	280,087
Increase in accounting and administration fees payable	166,567
Increase in distribution and servicing fees payable	117,901
Increase in other accrued expenses payable	302,353
Net cash used in operating activities	$(1,299,285,969)

Cash Flows From Financing Activities
Proceeds from shares issued	1,322,578,200
Net cash provided by financing activities	$1,322,578,200
Net change in cash	$23,292,231
Cash and cash equivalents at beginning of period	$-
Cash and cash equivalents at end of period[1]	$23,292,231

1   Balance is cash collateral pledged.

The accompanying notes are an integral part of the financial statements.

9

Coatue Innovative Strategies Fund

Financial Highlights

Period from May 1, 2025 (Initial Closing Date) through June 30, 2025 (Unaudited)

Class I
Per share operating performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.05)
Net realized & unrealized gain (loss)[1]	0.57
Total income (loss) from investment operations	0.52
Net asset value, end of period	$10.52
Total return[2]	5.20	% [3,4]
Ratios and supplemental data:
Net Assets, End of Period (000’s)	$1,223,655
Ratios to average net assets:[5]
Total expenses, before waiver	2.82%[6]
Total expenses, excluding incentive fees, net of waiver	1.83%[6]
Incentive fees	0.76%[3]
Total expenses, including incentive fees, net of waiver	2.59%[6]
Net investment income (loss), before waiver	0.21%[6]
Net investment income (loss), after waiver	0.44%[6]
Portfolio turnover rate[7]	2.13%[3]

1	Calculated using average number of shares outstanding.
2	Total return based on net asset value calculated as the change in Net Asset Value per Share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.
3	Not annualized.
4	Includes adjustments in accordance with GAAP and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
5	The ratios do not include investment income or expenses of the portfolio investments.
6	Annualized with the exception of certain expenses.
7	Portfolio turnover is calculated at the Fund level.

The accompanying notes are an integral part of the financial statements.

10

Coatue Innovative Strategies Fund

Financial Highlights (continued)

Period from May 1, 2025 (Initial Closing Date) through June 30, 2025 (Unaudited)

Class S
Per share operating performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.05)
Net realized & unrealized gain (loss)[1]	0.50
Total income (loss) from investment operations	0.45
Net asset value, end of period	$10.45
Total return[2]	4.46%[3,4]
Ratios and supplemental data:
Net Assets, End of Period (000’s)	$165,231
Ratios to average net assets:[5]
Total expenses, before waiver	3.27%[6]
Total expenses, excluding incentive fees, net of waiver	2.55%[6]
Incentive fees	0.62%[3]
Total expenses, including incentive fees, net of waiver	3.17%[6]
Net investment income (loss), before waiver	(0.44)%[6]
Net investment income (loss), after waiver	(0.34)%[6]
Portfolio turnover rate[7]	2.13%[3]

1	Calculated using average number of shares outstanding.
2	Total return based on net asset value calculated as the change in Net Asset Value per Share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.
3	Not annualized.
4	Includes adjustments in accordance with GAAP and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
5	The ratios do not include investment income or expenses of the portfolio investments.
6	Annualized with the exception of certain expenses.
7	Portfolio turnover is calculated at the Fund level.

The accompanying notes are an integral part of the financial statements.

11

Coatue Innovative Strategies Fund

Notes to Financial Statements

June 30, 2025 (Unaudited)

1. Organization

Coatue Innovative Strategies Fund (fka, Coatue Innovation Fund) (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, commenced trading operations on May 12, 2025. Coatue Management, L.L.C. serves as the Fund’s investment adviser (“Coatue” or the “Adviser”) and is responsible for making investment decisions for the Fund’s portfolio.

The Fund’s investment objective is to seek to generate long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “Innovation Companies”.

For these purposes, “Innovation Companies” include companies operating and investing in the technology, media and telecommunications sectors and/or other sectors disrupted by innovation, including, but not limited to the energy, healthcare, life science, consumer and retail, mobile internet, digital entertainment and ecommerce, cloud computing, machine learning, artificial intelligence, transportation, semiconductors, robotics, logistics and infrastructure (including electric vehicles and related technologies), defense, mobile gaming and financial services sectors. Innovation Companies include companies that the Adviser believes, at the time of investment, are innovating or enabling innovation, regardless of their primary industry classification. This includes companies that (i) operate in adjacent or secondary industries impacted by technological or process innovation, (ii) develop or implement novel approaches to improve existing products, services, or infrastructure, or (iii) are involved in supporting or facilitating innovation, whether through financing, infrastructure, or other means. This encompasses companies across industries, such as companies in the financial services sector (that are embracing financial innovation) or companies in the energy sector (that are benefiting from tailwinds or infrastructure enhancements due to technology adoption/advancement). Innovation Companies include U.S. and non-U.S. private and public companies, including companies in the pre-initial public offering stage of development. The Fund expects to invest in Innovation Companies that develop, deploy, or enable artificial intelligence or “AI” technologies, including generative AI, machine learning, and related innovations, which the Adviser believes have the potential to drive significant disruption and value creation across industries.

The Fund expects to focus on investing in equity securities of Innovation Companies, including common and preferred stock and other securities having equity-like characteristics such as convertible securities, warrants, options and similar equity-linked instruments. The Fund also may invest in debt instruments, including corporate notes, loans and other debt-like instruments, such as structured credit products and hybrid debt-equity investments with equity upside potential, such as asset-backed securities. The Fund also may engage in more complex strategies by investing in derivative instruments, including options, swaps, forward and futures contracts, to manage risk or to protect the portfolio during periods of volatility, or to gain specific market exposure or enhance returns. The Fund intends to invest in currency-related instruments, including foreign currency forwards or foreign exchange hedges to mitigate currency risks arising from non-U.S. investments. The Fund may utilize both over-the-counter and exchange traded derivative instruments. Additionally, the Fund intends to engage in short sales against the box, which involve selling a security short while holding an equivalent long position in the same security. These transactions are typically undertaken to hedge downside risk, manage tax liabilities, or preserve portfolio value during periods of market volatility.

Depending on market conditions and other factors determined in the sole discretion of the Adviser, the Fund generally intends to allocate approximately 50-80% of its assets to public assets and 20-50% of its assets to private assets. The Fund may maintain its assets in money market securities, cash or cash-equivalent instruments, pending investment, for defensive purposes to manage liquidity. The Fund's investments also may include those of other registered investment companies, such as exchange-traded funds (“ETFs”).

The Fund’s Board of Trustees (the “Board”) provides broad oversight over the Adviser’s implementation of the Fund’s operations and affairs. A majority of the Fund’s Board is comprised of persons who are not “interested persons” (as defined in the Investment Company Act) (the “Independent Trustees”).

The Fund will sell its shares of beneficial interest (“Shares”) only to eligible investors that are “qualified clients” as defined in Rule 205-3 under the Investment Advisers of 1940, as amended.

The Fund offers three separate classes of Shares designated as Class S, Class D and Class I Shares. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future.

2. Significant Accounting Policies

a. Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies.

12

Coatue Innovative Strategies Fund

Notes to Financial Statements (continued)

June 30, 2025 (Unaudited)

2. Significant Accounting Policies (continued)

b. Valuation of Investments

The Board has designated the Adviser as its “valuation designee”, as defined in Rule 2a-5 under the Investment Company Act, to determine fair value in good faith for all applicable investments made by the Fund.

The Fund follows FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Under ASC 820, unadjusted quoted market prices in active markets typically are the best evidence of the fair value of a financial instrument. If reliable quoted market prices in active markets are not available, fair value may be estimated using a variety of methods depending on the nature of the instrument and the manner in which it is traded. ASC 820 classifies the inputs used to measure fair values into the following hierarchies:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Investments in private investment companies measured using net asset value (“NAV”) as a practical expedient are not categorized within the fair value hierarchy.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value - Valuation Techniques and Inputs

Investments in Securities and Securities Sold Short

Investments in securities and securities sold short that are freely tradable and are listed on major securities exchanges are valued at their closing price as of the valuation date. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 of the fair value hierarchy.

Derivative Contracts

The Fund records its derivative activities at fair value. Gains and losses from derivative contracts are included in net realized gain (loss) on derivative contracts and net change in accumulated unrealized appreciation (depreciation) on derivative contracts in the Statement of Operations. Derivative contracts may include foreign currency exchange contracts, total return swaps and option contracts related to foreign currencies and equity prices.

Option contracts

The fair value of options which are listed on major security exchanges are valued at their last reported sales price as of the valuation date or based on the midpoint of the bid/ask spread at the close of business. Depending on the frequency of trading, options are generally categorized in Level 1 or 2 of the fair value hierarchy.

Options which are traded on over-the-counter (“OTC”) markets are generally valued using indicative broker quotes derived from pricing models that are widely accepted by marketplace participants. OTC options are generally categorized in Level 2 of the fair value hierarchy.

13

Coatue Innovative Strategies Fund

Notes to Financial Statements (continued)

June 30, 2025 (Unaudited)

2. Significant Accounting Policies (continued)

b. Valuation of Investments (continued)

Total return swaps

Total return swaps may be centrally cleared or traded on the OTC market. The fair value of total return swaps is recorded at the swap contract’s net equity value. Net equity is calculated by determining the notional fair value of the assets and liabilities underlying the swap contracts. The notional fair values of the underlying securities, which are typically investments in securities or securities sold short, are consistent with the valuation procedures discussed above. Total return swaps are generally classified in Level 2 of the fair value hierarchy.

Foreign Currency Exchange Contracts

The Fund values foreign currency exchange contracts based on the terms of the contract (including the notional amount and contract duration) and using observable inputs, such as currency exchange rates. Foreign currency contracts are generally categorized in Level 2 of the fair value hierarchy.

c. Estimates

The Fund’s financial statements are prepared in accordance with GAAP which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

d. Short-Term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, which are recorded at the Fund’s NAV per share as of the valuation date. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

e. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars (“USD”). Generally, valuations of assets and liabilities denominated in currencies other than the USD are translated into USD equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates.

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from other changes in fair values of the investments during the period.

f. Income Recognition and Expenses

Investment transactions are accounted for on a trade-date basis. Realized gains and losses on investment transactions are determined using cost calculated on a specific cost identification basis. Dividends are recorded on the ex-dividend date and interest is recognized on the accrual basis.

g. Offsetting of Assets and Liabilities

The Fund presents on a gross basis the fair value amounts recognized for OTC derivatives executed with the same counterparty under the same master netting agreement, even though such positions may qualify for net presentation.

The Fund has elected not to offset fair value amounts recognized for cash collateral receivables and payables against fair value amounts recognized for derivative positions executed with the same counterparty under the same master netting agreement. See Note 7 for amounts recognized for cash collateral receivables and payables under master netting agreement.

14

Coatue Innovative Strategies Fund

Notes to Financial Statements (continued)

June 30, 2025 (Unaudited)

2. Significant Accounting Policies (continued)

h. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

i. Federal Income Taxes

The Fund intends to meet the requirements of the Subchapter M of Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies, and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders annually and to meet certain diversification and income requirements with respect to investment companies. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Adviser has reviewed the Fund’s tax positions for the current tax year and has determined that as of June 30, 2025, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, the Adviser’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns will remain subject to examination by the Internal Revenue Service for three fiscal years.  The Fund's taxable year is the 8-month period ending on December 31, 2025.

j. Organizational and Offering Costs

The Fund has incurred certain organizational and initial offering costs of $938,245 and $1,014,452 as of June 30, 2025. Any organizational costs or offering costs incurred prior to commencement of operations have been and will continue to be paid by the Adviser. As further discussed in Note 4, these costs will be reimbursed to the Adviser by the Fund, subject to recoupment in accordance with the Fund’s expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”). Organizational costs consist primarily of costs to establish the Fund and enable it to legally conduct business. The Fund expenses organizational costs as incurred. Offering costs consist primarily of legal fees in connection with the preparation of the initial registration statement and related filings. The Fund treats offering costs as deferred and will amortize such costs into expense over a 12-month period using the straight-line method.

k. Cash Collateral

Cash collateral provided by the Fund is identified in the Statement of Assets and Liabilities separately and is not included as a component of cash and cash equivalents. For collateral other than cash, if the party to whom the collateral is provided has the right by contract or custom to sell or re-pledge the collateral, the Fund classifies that asset in its Statement of Assets and Liabilities separately from other assets and identifies the asset as pledged collateral. Where the party to whom the collateral is provided does not have the right to sell or re-pledge, a disclosure of the collateral provided is made in the notes to the financial statements. The cash collateral that is related to derivative contracts is restricted until the derivative contracts are closed. As of June 30, 2025, collateral pledged by the Fund amounted to $23,292,231.

l. Segment Reporting

The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.

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Coatue Innovative Strategies Fund

Notes to Financial Statements (continued)

June 30, 2025 (Unaudited)

3. Fair Value Measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. Additional sector details can be found in the Schedule of Investments.

The following table presents information about the Fund’s assets measured at fair value as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets (at fair value)

Investments in securities
Common Stocks
Australia	$4,675,538	$-	$-	$4,675,538
Cayman Islands	7,606,560	-	-	7,606,560
China	67,016,882	-	-	67,016,882
Ireland	34,288,176	-	-	34,288,176
Japan	21,083,310	-	-	21,083,310
Luxembourg	30,748,848	-	-	30,748,848
United States	493,327,171	-	-	493,327,171
American Depository Receipts
Taiwan	77,404,090	-	-	77,404,090
United Kingdom	33,806,733	-	-	33,806,733
Exchange Traded Fund
United States	3,458,855	-	-	3,458,855
Total investments in securities	$773,416,163	$-	$-	$773,416,163

Short-Term Investments	$665,059,969	$-	$-	$665,059,969

Derivative contracts
Equity Options	$-	$213,780	$-	$213,780
Total Return Swaps	-	183,151	-	183,151
Foreign Currency Options	-	51,979	-	51,979
Foreign Currency Exchange Contracts	-	199,054	-	199,054
Total derivative contracts	$-	$647,964	$-	$647,964

Total Assets, at fair value	$1,438,476,132	$647,964	$-	$1,439,124,096

The following table presents information about the Fund’s liabilities measured at fair value as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Liabilities (at fair value)

Derivative contracts
Foreign Currency Exchange Contracts	$-	$166,265	$-	$166,265
Total derivative contracts	$-	$166,265	$-	$166,265

Total Liabilities, at fair value	$-	$166,265	$-	$166,265

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Notes to Financial Statements (continued)

June 30, 2025 (Unaudited)

4. Advisory Fee and Other Transactions with Affiliates

a. Advisory Fee

In consideration of the advisory services provided by the Adviser, the Fund pays the Adviser a monthly advisory fee at an annual rate of 1.25% based on the value of the Fund’s net assets calculated and accrued monthly as of the last business day of each month (the “Advisory Fee”).

For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund’s net assets will be calculated prior to the inclusion of the Advisory Fee and Incentive Fee (as defined below), if any, payable to the Adviser, the Distribution and Servicing Fee (as defined below), or any purchases or repurchases of Shares or any distributions by the Fund. The Advisory Fee will be payable monthly in arrears.

The services of all investment professionals and staff of the Adviser, when and to the extent engaged in providing investment advisory services, and the compensation and routine overhead expenses of such personnel allocable to such services, are provided and paid for by the Adviser. The Fund bears all other costs and expenses of its operations and transactions as set forth in the Investment Advisory and Management Agreement between the Fund and the Adviser (the “Advisory Agreement”).

This Advisory Fee is separate from the Incentive Fee that the Adviser receives in the event that specified investment returns are achieved by the Fund. The Adviser has agreed to voluntarily waive its Advisory Fee for the six-month period after the Fund’s initial public offering. For the period ended June 30, 2025, the Fund incurred $2,505,468 in Advisory Fees, of which $2,505,468 was waived by the Adviser. The Advisory Fees waived by the Adviser during this six-month period are not subject to recoupment by the Adviser under the Expense Limitation Agreement between the Fund and the Adviser (“ELA”).

b. Expense Limitation Agreement

Pursuant to the ELA, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure that annual operating expenses (excluding (i) the Advisory Fee; (ii) the Incentive Fee; (iii) any Distribution and Servicing Fee; (iv) all fees and expenses related to investing in portfolio companies in which the Fund invests (including all acquired fund fees and expenses); (v) transactional costs associated with consummated and unconsummated transactions, including legal costs and brokerage commissions, associated with the acquisition, disposition and maintenance of investments by the Fund; (vi) interest; (vii) taxes; (viii) brokerage commissions; (ix) dividend and interest expenses relating to short sales; and (x) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence)) do not exceed 0.75% per annum of the average monthly net assets of each class of shares.

With respect to each class of shares, the Fund repays the Adviser any fees waived under the ELA or any expenses the Adviser reimburses in excess of the ELA for such class of shares, provided the repayments do not cause annual operating expenses for that class of shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within three years after the month in which the Adviser incurred the expense. The ELA has a term ending one year from the date the Fund commenced operations, and the Adviser may extend the term for a period of one year on an annual basis, subject to the approval of the Board, including a majority of the Independent Trustees.

As of the date of these financials, the Adviser has assumed organizational costs of $938,245 pursuant to the ELA.

c. Incentive Fee

The Adviser is entitled to receive an incentive fee equal to 12.5% of the Fund’s Total Return (the “Incentive Fee”), subject to a 5% annual Hurdle Amount and a High-Water Mark with a 100% Catch-Up (each as defined below). The Incentive Fee is measured on a calendar year basis and is paid annually and accrues monthly (subject to pro-rating for partial periods).

Specifically, the Adviser is entitled to receive an Incentive Fee in an amount equal to:

●     First, if the Fund’s Total Return for the applicable period exceeds the sum of (i) the Hurdle Amount for that period and (ii) the Loss Carryforward Amount (any such excess, “Excess Profits”), 100% of such annual Excess Profits until the total amount of the Incentive Fee payable to the Adviser equals 12.5% of the sum of (x) the Hurdle Amount for that period and (y) any amount payable to the Adviser pursuant to this clause (this is commonly referred to as a “Catch-Up”); and

●     Second, to the extent there are remaining Excess Profits, 12.5% of such remaining Excess Profits.

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Notes to Financial Statements (continued)

June 30, 2025 (Unaudited)

4. Advisory Fee and Other Transactions with Affiliates (continued)

c. Incentive Fee (continued)

“Total Return” for any period since the end of the prior calendar-year end equals the sum of (i) all distributions accrued or paid (without duplication) on Shares outstanding at the end of such period since the beginning of the then-current calendar year plus (ii) the change in aggregate NAV of such Shares since the beginning of the then-current calendar year, before giving effect to (x) changes resulting solely from the proceeds of issuances of Shares, (y) any accrual of the Incentive Fee and (z) applicable Distribution and Servicing Fee expenses minus (iii) all other Fund expenses (to the extent not already reflected in clause (ii)) but excluding applicable expenses for Distribution and Servicing Fees. For the avoidance of doubt, the calculation of Total Return (i) includes any realized or unrealized appreciation or depreciation in the NAV of Shares issued during the then-current calendar year, (ii) treats taxes withheld by the Fund on distributions to shareholders as part of the distributions accrued or paid on Shares and (iii) excludes the proceeds from the initial issuance of such Shares.

“Hurdle Amount” for any period during the then-current calendar year means that amount that results in a 5% annualized return on the NAV of the Shares outstanding at the beginning of the then-current calendar year and all Shares issued since the beginning of the then-current calendar year calculated in accordance with recognized industry practices and taking into account: (i) the timing and amount of all distributions accrued or paid (without duplication) on all such Shares minus all Fund expenses but excluding applicable expenses for Distribution and Servicing Fees; and (ii) all issuances of Shares over the period.

The NAV of Shares used in determining the Hurdle Amount is calculated before giving effect to any accrual of the Incentive Fee and applicable expenses for Distribution and Servicing Fees. For the avoidance of doubt, the calculation of the Hurdle Amount for any period excludes: any Shares repurchased during such period, which Shares are subject to the Incentive Fee upon repurchase. Except as described in “Loss Carryforward Amount” below, any amount by which Total Return falls below the Hurdle Amount is not carried forward to subsequent periods.

“Loss Carryforward Amount” initially equals zero and cumulatively increases by the absolute value of any negative annual Total Return and decreases by any positive annual Total Return; provided, that the Loss Carryforward Amount is at no time less than zero and provided further that the calculation of the Loss Carryforward Amount excludes the Total Return related to any Shares redeemed during the then-current calendar year, which Shares are subject to the Incentive Fee upon repurchase. The effect of the Loss Carryforward Amount is that the recoupment of past annual Total Return losses offsets the positive annual Total Return for purposes of the calculation of the Incentive Fee. This is referred to as a “High Water Mark”.

Promptly following the end of each calendar year, the Adviser is entitled to an Incentive Fee as described above calculated in respect of the portion of the year to date, less any Incentive Fee received with respect to prior periods within that year (the “Annual Allocation”). The Incentive Fee that the Adviser is entitled to receive at the end of each calendar year is reduced by the cumulative amount of Incentive Fees paid during that year.

The Adviser is not obligated to return any portion of the Incentive Fee paid by the Fund due to the subsequent performance of the Fund. For the period ended June 30, 2025, the Fund incurred $9,489,487 in Incentive Fees due to the Adviser.

d. Due to Adviser

The Fund’s organizational and offering costs were assumed, and are paid, by the Adviser and are subject to reimbursement by the Fund. This payable is included as a “Due to Adviser” on the Statement of Assets and Liabilities.

e. Distribution and Servicing Fee

Class S Shares and Class D Shares (as further discussed in Note 5) are subject to an ongoing distribution and shareholder servicing fee (the “Distribution and Servicing Fee”) to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of shareholders who own Class S or Class D Shares. Class S Shares and Class D Shares pay a Distribution and Servicing Fee at an annual rate of 0.85% and 0.25%, respectively, based on the aggregate net assets of the Fund attributable to such class. For purposes of determining the Distribution and Servicing Fee, the Fund’s NAV with respect to a particular class of Shares will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fees payable.

Class I Shares (as further discussed in Note 5) are not subject to a Distribution and Servicing Fee.

Foreside Fund Services, LLC (the “Distributor”) acts as principal underwriter for the Shares and acts as the agent of the Fund in connection with the continuous offering of Shares.

18

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Notes to Financial Statements (continued)

June 30, 2025 (Unaudited)

4. Advisory Fee and Other Transactions with Affiliates (continued)

f. Administrative Fees

The Fund has retained State Street Bank and Trust Company (“State Street”) to provide administrative and accounting services. In consideration for these services, the Fund pays the Administrator tiered fees based on the net assets of the Fund, subject to a minimum annual fee, as well as certain other fixed, per-account or transactional fees.

State Street serves as the Fund’s transfer agent with respect to its Shares.

State Street serves as the primary custodian for the Fund’s assets and is responsible for maintaining custody of the Fund’s assets. Coinbase Custody Trust Company serves as custodian for the Fund’s digital assets. The Fund has ISDA agreements with Goldman Sachs International and Morgan Stanley Capital Services LLC.

5. Capital Shares

The Fund offers three separate classes of shares designated as Class S, Class D and Class I Shares. Shares generally are offered for purchase as of the first business day of each calendar month, or at such other times as determined in the discretion of the Board. The purchase price of the Shares is based on the NAV per Share as of the date such Shares are purchased. Fractions of Shares are issued to one one-hundredth of a Share.

Generally, the stated minimum investment by an investor in the Fund is $50,000 with respect to Class S Shares and Class D Shares and $1,000,000 with respect to Class I Shares. The stated minimum investment for Class I Shares may be reduced for certain investors. The minimum additional investment in the Fund is $5,000 with respect to Class S Shares and Class D Shares and $250,000 with respect to Class I Shares. The Fund may, in its sole discretion, accept investments below these minimums.

Class S and Class D Shares are sold subject to a sales load of up to 3.5% and 1.5%, respectively, of the purchase amount. For some investors, the sales charge may be waived or reduced. Class I Shares are not sold subject to a sales load.

Shareholders automatically participate in the dividend reinvestment plan (“DRIP”), unless and until an election is made to withdraw from the DRIP on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Such written instructions must be received 30 days prior to the record date of the distribution or the shareholder will receive such distribution, net of applicable U.S withholding tax in the same class of Shares through the DRIP. Under the DRIP, the Fund’s distributions to shareholders are reinvested in full and fractional Shares.

When the Fund declares a distribution, State Street Bank and Trust Company, on the shareholder’s behalf, will receive additional authorized Shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund's NAV per Share for the relevant class of Shares.

No shareholder has the right to require the Fund to redeem Shares. With very limited exceptions, Shares are not transferable, and liquidity for investments in Shares may be provided only through periodic offers by the Fund to repurchase Shares from shareholders.

To provide a limited degree of liquidity to shareholders, at the sole discretion of the Board, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conducts repurchase offers of no more than 5% of the Fund’s net assets on a quarterly basis. A 2% early repurchase fee may be charged by the Fund with respect to any repurchase of Shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares.

Transactions in Shares were as follows:

	Period from May 1, 2025 (Initial Closing Date)
	through June 30, 2025
	Shares	Dollar Amounts
Class I
Sales	116,312,877	$1,164,395,000
Net increase	116,312,877	$1,164,395,000
Class S
Sales	15,818,320	$158,183,200
Net increase	15,818,320	$158,183,200

19

Coatue Innovative Strategies Fund

Notes to Financial Statements (continued)

June 30, 2025 (Unaudited)

6. Derivative contracts

In the normal course of business, the Fund utilizes derivative contracts in connection with its proprietary trading activities. Investments in derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: foreign currency exchange rate and equity price risks. In addition to its primary underlying risks, the Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

Foreign Currency Exchange Contracts

In connection with its trading in foreign currency contracts, the Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, the Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging.

Some of the forward non-U.S. currency contracts entered into by the Fund may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Swap Contracts

The Fund may enter into swap agreements. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Some swaps are structured to include exposure to a variety of different types of investments or market factors, such as interest rates, commodity prices, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates. Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Certain risks are reduced (but not eliminated) if a fund invests in cleared swaps. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free.

Swap agreements may increase or decrease the overall volatility of the Fund’s investments and the price of its Shares. The performance of swap agreements may be affected by a change in the specific interest rate, currency or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

Generally, swap agreements have fixed maturity dates that are agreed upon by the parties to the swap. The agreement can be terminated before the maturity date only under limited circumstances, such as default by or insolvency of one of the parties and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, it is possible that the Fund may not be able to recover the money it expected to receive under the contract.

20

Coatue Innovative Strategies Fund

Notes to Financial Statements (continued)

June 30, 2025 (Unaudited)

6. Derivative contracts (continued)

Foreign Currency Options

The Fund may also seek to hedge against the decline in the value of a currency or to enhance returns through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. Such transactions in options may include exotic options on currencies, which are typically traded in OTC markets and have additional features that result in different payment structures and/or expirations. Currency options involve substantial currency risk, and may also involve credit, leverage or illiquidity risk.

Options

The Fund may purchase put and call options on currencies or securities. A put option gives the purchaser the right to compel the writer of the option to purchase from the option holder an underlying currency or security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying currency or security covered by the option or its equivalent from the writer of the option at the stated exercise price. As a holder of a put option, the Fund will have the right to sell the currencies or securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the currencies or securities underlying the option, in each case at their exercise price at any time prior to the option’s expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires.

Volume of Derivative Activities

The Fund considers the average month-end notional amounts during the period, categorized by primary underlying risk, to be representative of the volume of its derivative activities during the period ended June 30, 2025:

	Long exposure		Short exposure
	Notional	Number of	Notional	Number of
Primary underlying risk	amounts	contracts	amounts	contracts
Foreign currency exchange rate
Foreign currency exchange contracts	67,936,009	10	78,981,101	17
Foreign currency options	859,950,000	1	-	-

Equity price
Equity options	676,760	1	-	-
Total return swaps	7,045,949	1	-	-
	$935,608,718	13	$78,981,101	17

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following table identifies the fair value amounts of derivative instruments included in the Statement of Assets and Liabilities as derivative contracts, categorized by primary underlying risk, at June 30, 2025. Balances are presented on a gross basis, prior to the application of the impact of counterparty and collateral netting. The following table also identifies the realized and unrealized gain and loss amounts included in the net realized gain (loss) on derivative contracts and net change in accumulated unrealized appreciation (depreciation) on derivative contracts in the Statement of Operations, categorized by primary underlying risk, for the period ended June 30, 2025:

			Change in
			Unrealized
	Derivative	Derivative	Appreciation/	Realized
Primary underlying risk	Assets	Liabilities	(Depreciation)	Gain/(Loss)
Foreign currency exchange rate
Foreign currency exchange contracts	$199,054	$166,265	$32,789	$-
Foreign currency options	51,979	-	(50,787)	-
	251,033	166,265	(17,998)	-
Equity price
Equity options	213,780	-	(363,830)	-
Total return swaps	183,151	-	183,151	-
	396,931	-	(180,679)	-
Total	$647,964	$166,265	$(198,677)	$-

21

Coatue Innovative Strategies Fund

Notes to Financial Statements (continued)

June 30, 2025 (Unaudited)

7. Offsetting assets and liabilities

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable netting arrangement or similar agreement or meet the following right of set-off criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of June 30, 2025, the Fund holds financial instruments and derivative instruments that are eligible for offset in the Statement of Assets and Liabilities and are subject to a netting arrangement. The netting arrangement allows the counterparty to net any collateral held on behalf of the Fund or liabilities or payment obligations of the counterparty against any liabilities or payment obligations of the Fund to the counterparty.

The following table provides disclosure regarding the potential effect of offsetting of recognized assets presented in the Statement of Assets and Liabilities:

	Gross amounts of
	Assets Presented	Gross amounts Not Offset in
	in the	Statement of
	Statement of	Assets and Liabilities
	Assets	Financial	Cash Collateral
	and Liabilities	instruments(a)	Received(a)	Net amount
Morgan Stanley Capital Services LLC	$606,492	$(62,042)	$-	$544,450
State Street Bank and Trust Company	41,472	-	-	41,472
Total	$647,964	$(62,042)	$-	$585,922

The following table provides disclosure regarding the potential effect of offsetting of recognized liabilities presented in the Statement of Assets and Liabilities:

	Gross amounts of
	Assets Presented	Gross amounts Not Offset in
	in the	Statement of
	Statement of	Assets and Liabilities
	Assets	Financial	Cash Collateral
	and Liabilities	instruments(a)	Paid(a)	Net amount
Goldman Sachs International	$104,223	$-	$(104,223)	$-
Morgan Stanley Capital Services LLC	62,042	(62,042)	-	-
Total	$166,265	$(62,042)	$(104,223)	$-

(a) Reported collateral posted or pledged within this table is limited to the net outstanding amount. The securities or cash posted or pledged as collateral may exceed these amounts.

8. Investment Transactions

Total purchases of investments on securities for the period ended June 30, 2025 amounted to $708,680,549. Total distribution proceeds from sale, redemption, or other disposition on securities of investments for the period ended June 30, 2025 amounted to $7,593,932. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information as to the amounts of taxable income allocated to the Fund as of June 30, 2025.

9. Commitments and Contingencies

In the ordinary course of its business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Management feels that the likelihood of such an event is remote.

22

Coatue Innovative Strategies Fund

Notes to Financial Statements (continued)

June 30, 2025 (Unaudited)

10. Risk Factors

The following are certain principal risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund. The Fund’s investment program is speculative and entails substantial risks. The following risks may be directly applicable to the Fund or may be indirectly applicable through the Fund’s Private Market Investments. In considering participation in the Fund, prospective investors should be aware of certain principal risk factors, including the following:

General Investment Risks. There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile, and a shareholder could incur a total or substantial loss of its investment.

Limited Operating History. The Fund is a non-diversified, closed-end management investment company with limited operating history. The Fund has limited historical financial statements and other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund’s allocation of its investments across portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Dependence on the Adviser and Key Personnel. The Fund will be dependent on the activities of the investment team. The Adviser will have sole discretion over the investment of the Fund’s assets, as well as the ultimate realization of any profits. Therefore, the Fund and the shareholders will be relying on the management expertise of the Adviser in identifying, acquiring, administering and disposing of the Fund's investments. The loss of any individual member of the investment team could have a material, adverse effect on the Fund. If for any reason one or more members of the investment team should cease to be involved in the investment management of the Fund, suitable replacements may be difficult to obtain, with the result that the performance of the Fund may be adversely affected. There can be no assurance that each of the investment professionals currently affiliated with the Fund, the Adviser or their affiliates will continue to be affiliated with the Fund and the Adviser throughout the life of the Fund.

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares. The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.

Repurchase of Shares Risk. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their NAV and the Adviser intends to recommend that, in normal market circumstances, the Board conduct quarterly repurchase offers of no more than 5% of the Fund’s net assets. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a shareholder tenders due to the illiquidity of the Fund investments or if the shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

There can be no assurance that the Fund will conduct repurchase offers in any particular period and shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its shareholders unless called for under the provisions of the Investment Company Act.

23

Coatue Innovative Strategies Fund

Notes to Financial Statements (continued)

June 30, 2025 (Unaudited)

10. Risk Factors (continued)

Restrictions on Transfers. Transfers of Shares may be made only with the consent of the Fund, which may be withheld in the Fund's sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act, which means it is not subject to percentage limitations under the Investment Company Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments.

A portion of the Fund’s assets will consist of investments for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Accordingly, because there is not a readily available market value for some of the investments in the Fund’s portfolio, those portfolio investments are valued at fair value as determined in good faith by the Adviser, as the Board’s valuation designee, in accordance with the Adviser’s valuation policies and procedures and subject to oversight of the Board. The Adviser may use an independent pricing service or prices provided by dealers to fair value certain of the Fund’s assets that do not have readily available market quotations. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Adviser as the Fund’s valuation designee. In addition, the timing of liquidations of portfolio investments may also affect the values obtained on liquidation. The Fund intends to invest in Private Assets for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s fair valuation of such investments.

The Fund’s NAV is a critical component in several operational matters including computation of the Advisory Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund.

Amount or Frequency of Distributions. The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with the Code. See “Distributions”. Nevertheless, the Fund cannot assure shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

11. Subsequent Events

Effective July 1, 2025, there were subscriptions to the Fund in the amount of $254,072,486 for Class S Shares and $16,250,000 for Class I Shares. Effective August 1, 2025, there were subscriptions to the Fund in the amount of $271,496,083 for Class S Shares, $50,000 for Class D Shares and $30,665,097 for Class I Shares. Through the date the financial statements were issued, there have not been any additional subscriptions to the Fund.

Management has evaluated the events and transactions subsequent to the date the financial statements were issued and has determined that there were no other subsequent events that would require disclosure or adjustment to in the Fund’s financial statements.

24

Coatue Innovative Strategies Fund

Additional Information

June 30, 2025 (Unaudited)

Proxy Voting Record

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 212-715-5100 or (ii) by visiting the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at 212-715-5100.

The Fund makes public certain information about its investments. For more information about the Fund, visit www.coatuectek.com. Here you will find the Fund’s most recently available fact sheets and other information about the Fund. The information posted on the Fund’s website is subject to change without notice.

Board Considerations with Respect to the Approval of Investment Advisory and Management Agreement with Coatue Management, L.L.C.

The Board, a majority of whom are Independent Trustees, approved the Advisory Agreement at a meeting held on March 31, 2025 (the “Meeting”).

The Board has the responsibility under the Investment Company Act to approve the Fund's proposed Advisory Agreement for its initial two-year term and for any renewal thereafter at meetings of the Board called, in person, for the purpose of voting on such approvals or renewals. While particular emphasis might be placed on information concerning the nature, extent and quality of services, investment performance, comparability of fees, total expenses and profitability at any future meeting at which a renewal of the Advisory Agreement is considered, the process of evaluating the Adviser and the Advisory Agreement is an ongoing one.

In connection with the consideration of the Advisory Agreement, the Independent Trustees met with counsel to the Fund during the Meeting, including in Executive Session. The Independent Trustees conferred extensively among themselves and with representatives of the Adviser about these matters. Counsel to the Fund also reviewed with the Independent Trustees a memorandum outlining the legal duties of the Board under the Investment Company Act and applicable state law and discussed the factors outlined by the federal courts as relevant to a board's consideration of the approval of an investment advisory agreement. All of the Trustees present at the meeting, including all of the Independent Trustees, approved the Advisory Agreement for an initial two-year term.

In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted to them, on behalf of the Board, by counsel to the Fund. In considering whether to approve the Advisory Agreement, the Board reviewed certain information provided to the Board by the Adviser in advance of the meeting, and supplemented orally at the meeting, including, among other things, (1) information concerning the services proposed to be rendered to the Fund by the Adviser, and the proposed fees to be paid by the Fund to the Adviser; (2) comparative information, comparing the Fund's proposed advisory fees and expenses to those of comparable funds; (3) the Adviser's Form ADV; (4) a memorandum outlining the legal duties of the Board under the Investment Company Act; and (5) other reports of and presentations by representatives of the Adviser. The Independent Trustees unanimously determined that the information provided was sufficiently responsive to the Independent Trustees' request to permit the Board to consider the approval of the Advisory Agreement. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

In determining whether to approve the Advisory Agreement, the Board, including the Independent Trustees, considered the information they believed relevant, including but not limited to the information discussed below. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

The nature, extent and quality of services to be provided by the Adviser

With respect to the nature, extent and quality of services to be provided by the Adviser, the Board reviewed the information regarding the types of services to be provided under the Advisory Agreement and information describing the Adviser's organization and business, including the quality of the investment research capabilities of the Adviser and the other resources that would be dedicated to performing services for the Fund. The Board also noted the professional experience and qualifications of the Fund's portfolio management team and other senior personnel of the Adviser that would be involved with the Fund. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were also considered. Based on its review, the Board concluded that, overall, the nature, extent and quality of services expected to be provided to the Fund under the Advisory Agreement were satisfactory.

25

Coatue Innovative Strategies Fund

Additional Information

June 30, 2025 (Unaudited)

Investment performance of the Fund and the Adviser

With respect to investment performance, it was noted that because the Fund had not commenced operations, it did not have its own performance history. Instead, the Board reviewed and considered the past performance of the Adviser with other accounts investing in similar types of securities as expected to be purchased and held by the Fund. The Board noted that the performance of such accounts had been acceptable.

Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund

The Board noted that, because the Fund had not yet commenced operations, the Board was unable to fulsomely consider historical information about the profitability of the Fund to the Adviser, but did receive information from the Adviser with respect to projected profitability of the Fund to the Adviser. It also was noted that the Adviser had agreed to provide the Board with profitability information in connection with future proposed continuances of the Advisory Agreement.

Economies of scale and whether fee levels reflect these economies of scale

The Board recognized that, because the Fund had not yet begun operations, economies of scale were difficult to measure and identify at this stage. The Board noted that, unlike most closed-end funds that generally do not experience substantial growth after the initial public offering, and the Fund would have the potential for growth beyond initial projections used in establishing the Fund's fee structure. The Board noted that it would consider the realization of economies of scale as the Fund's asset base grows and in subsequent Board meetings.

Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients

In evaluating the proposed advisory fees and Fund expenses, the Board considered the Fund's proposed advisory fees and the Fund's expected expense ratios as compared with the fees and expenses of comparable funds managed by third party sponsors. Based upon the comparative fee and expense information provided, the Board noted that the Fund's proposed fees were generally in line with those of comparable funds identified. It further noted that the Adviser expects to be able to experience economies of scale as the Fund increases its size. The Board also considered that the Advisory Agreement provides that if persons associated with the Adviser or any of its affiliates, including persons who are officers of the Fund, provide accounting, legal, clerical, compliance or administrative services to the Fund at the request of the Fund, the Fund may reimburse the Adviser and its affiliates for their costs in providing such services, using a methodology for determining costs approved by the Board, although the Adviser did not currently expect to seek any such reimbursement from the Fund for those services. The Board noted that the Adviser had agreed to voluntarily waive its advisory fee payable by the Fund for the six-month period from the Initial Closing Date, as defined in the Fund’s Registration Statement, and that such waived fees would not subject to recoupment by the Adviser under the Expense Limitation Agreement. Additionally, the Adviser agreed, pursuant to the Expense Limitation Agreement, to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, to ensure that annual operating expenses, with the exclusions set forth in the Fund’s Registration Statement, do not exceed 0.75% per annum of the average monthly net assets for each class of Shares with a term ending one year from the initial offering of the Fund’s securities.

Benefits derived or to be derived by the Adviser from its relationship with the Fund

The Board also considered the extent to which benefits, other than the fees and reimbursement amounts pursuant to the Advisory Agreement, might accrue to the Adviser and its affiliates from their proposed relationships with the Fund, including reputational and other benefits from its association with the Fund.

Conclusion

No single factor was identified as being determinative to the Board's decision. After discussion, the Board, including a majority of the Independent Trustees, unanimously concluded that the terms of the Advisory Agreement were fair and reasonable, that the proposed fees under the Advisory Agreement are reasonable in light of the services expected to be provided to the Fund, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their business judgment, and the Advisory Agreement was approved.

26

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSRS.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSRS.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees during the period covered by this Form N-CSRS filing.

Item 16. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Coatue Innovative Strategies Fund

By (Signature and Title):	/s/ Nathan Urquhart
Nathan Urquhart
President and Principal Executive Officer

Date:	September 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Nathan Urquhart
Nathan Urquhart
President and Principal Executive Officer

Date:	September 2, 2025

By (Signature and Title):	/s/ Eric Sacks
Eric Sacks
Chief Financial Officer

Date:	September 2, 2025